UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005


Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, Inc.)

Address: 590 Peter Jefferson Parkway, Suite 250

         Charlottesville, VA  22911

Form 13F File Number: 028-06313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tina Leiter

Title:    Secretary, TIFF Advisory Services, Inc.

Phone:    434-817-8200


Signature, Place, and Date of Signing:

/s/ Tina Leiter       Charlottesville, VA        May 16, 2005
(Signature)          (City, State)             (Date)

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


 Report Summary:

Number of Other Included Managers:              6

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:    $46,576,589.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
K.G. Redding - 028-10835
Marathon Asset Management, Ltd. - 028-03743
Shapiro Capital Management Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441

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
           Item 1:         Item 2:   Item 3:    Item 4:    Item 5:        Item 6:               Item 7:             Item 8:
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  -------   --------- ---------------
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  -------   --------- ---------------
                                               Fair Market     Shares or           Investment                       Voting Auth.
                                                                                  Discretion

       Name Of Issuer      Title of   CUSIP      Value    Principal  (a)  (b)Shared  (c)Shared  Managers  (a) Sole  (b) Shared  (c)
                             Class                          Amt.     Sole             Other                                     None
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
Alcoa, Inc.                    COM   013817101  2,567,955   84,500           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
Alltel Corp.                   COM   020039103  1,486,435   27,100           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
American Express Co.           COM   025816109  1,494,867   29,100           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
Anheuser-Busch Companies,
Inc.                           COM   035229103  2,364,761   49,900           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
Banco Santander Chile SA,
Sponsored ADR                  COM   05965X109  513,515     15,500           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
Bank of America Corp.          COM   060505104  1,561,140   35,400           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
Boeing Co.                     COM   097023105  1,747,954   29,900           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
ChevronTexaco Corp.            COM   166764100  1,918,399   32,900           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
Chunghwa Telecom Co. Ltd.,
Sponsored ADR                  COM   17133Q205  586,963     27,700           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
Citigroup, Inc.                COM   172967101  2,736,846   60,900           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
General Electric Co.           COM   369604103  3,050,676   84,600           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------  -------- ----------- -----
HCA, Inc.                      COM   404119109  2,121,372   39,600           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
International Paper Co.        COM   460146103  1,291,329   35,100           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
JP Morgan Chase & Co.          COM   46625H100  1,328,640   38,400           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
MBNA Corp.                     COM   55262L100  2,528,650   103,000          X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Mellon Financial Corp.         COM   58551A108  2,571,454   90,100           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Microsoft Corp.                COM   594918104  2,489,510   103,000          X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Morgan Stanley                 COM   617446448  1,620,175   28,300           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Oracle Corp.                   COM   68389X105  1,486,368   119,100          X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Pacific Rim Mining Corp.       COM   694915208  23,450      35,000           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Pfizer, Inc.                   COM   717081103  2,608,611   99,300           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Public Service Enterprise
Group, Inc.                    COM   744573106  984,459     18,100           X                              X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
SLM Corp.                      COM   78442P106  1,021,720   20,500           X                             X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Viacom, Inc., Class B          COM   925524308  2,479,896   71,200           X                             X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Votorantim Celulose e Papel
SA, Sponsored ADR              COM   92906P106  1,321,450   101,650          X                             X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----
Wyeth Corp.                    COM   983024100  2,669,994   63,300           X                             X
-------------------------- --------  ---------  ---------  --------  ---- ---------  ---------  --------- -------- ----------- -----

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